Revenue and Other Income - Additional Information (Detail) - HKD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Government grants		$ 3,061,665
Revenue from early terminated contracts	$ 15,563,437